Reporting Segment and Geographic Information	12 Months Ended
Dec. 31, 2025
Reporting Segment and Geographic Information [Abstract]
REPORTING SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 15: - REPORTING SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment’s performance based on its operating loss, as reported in the consolidated statements of comprehensive loss. This financial metric is used to assess overall business performance and support resource allocation decisions.

The following table presents information about the significant expenses regularly provided to the Company’s CODM and included in the reported measure of segment loss for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025

Significant and other segment expenses:
Salaries and related benefits, including SBC, net	$19,178	$21,865	$23,468
Clinical trials, subcontractors and materials, net	7,784	6,198	9,248
Professional, legal and marketing expenses	4,412	3,149	4,596
Other segment items [1]	4,306	4,830	4,976
Financial expenses (income), net	(6,539)	(4,298)	218
Tax on income	16	6	121

Segment net loss	$29,157	$31,750	$42,627

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2024	2025

Domestic (Israel)	$16,357	$15,299
United States	4,756	11,205
Japan	430	371

Total property and equipment, net and right-of-use assets	$21,543	$26,875

Property and equipment, net is attributed to the geographic location in which it is located.